EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
EQUITY
Schedule of reconciliations of common and preferred outstanding shares

	2018		2017		2016
	Common shares	Preferred shares	Common shares	Preferred shares	Common shares	Preferred shares
Balance at beginning of the year	571,929,945	1,137,327,184	571,929,945	1,137,018,570	571,929,945	1,114,744,538
Acquisition of Treasury shares	—	(16,000,000)	—	—	—	(10,000,000)
Exercise of stock options	—	1,597,235	—	308,614	—	2,274,032
Transfer of shares	—	1,309,336	—	—	—	30,000,000
Balance at the end of the year	571,929,945	1,124,233,755	571,929,945	1,137,327,184	571,929,945	1,137,018,570

Schedule of ownership of shares

	Shareholders
	2018
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	95,469,922	8.3	653,368,823	38.0
Brazilian institutional investors	2,383,207	0.4	224,073,547	19.6	226,456,754	13.2
Foreign institutional investors	4,836,488	0.8	410,387,290	35.8	415,223,778	24.1
Other shareholders	6,811,349	1.2	394,302,996	34.4	401,114,345	23.3
Treasury stock	1,697,538	0.3	21,797,490	1.9	23,495,028	1.4
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

	Shareholders
	2017
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	95,471,131	8.3	653,370,032	38.0
Brazilian institutional investors	254,785	0.0	155,227,424	13.5	155,482,209	9.0
Foreign institutional investors	7,254,556	1.3	708,109,387	61.8	715,363,943	41.6
Other shareholders	6,521,703	1.1	178,519,242	15.6	185,040,945	10.8
Treasury stock	1,697,538	0.3	8,704,061	0.8	10,401,599	0.6
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

	Shareholders
	2016
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	449,712,654	78.4	202,806,626	17.7	652,519,280	37.9
Brazilian institutional investors	41,883,032	7.3	92,721,295	8.1	134,604,327	7.8
Foreign institutional investors	11,122,498	1.9	705,652,715	61.5	716,775,213	41.8
Other shareholders	69,211,761	12.1	135,837,934	11.9	205,049,695	11.9
Treasury stock	1,697,538	0.3	9,012,675	0.8	10,710,213	0.6
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

*Metalúrgica Gerdau S.A. is the controlling shareholder and Stichting Gerdau Johanpeter is the ultimate controlling shareholder of the Company.

Schedule of changes in treasury stocks

	2018
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	8,704,061	75,528
Repurchases	—	—	16,000,000	243,396
Exercise of stock options	—	—	(1,597,235)	(27,433)
Transfer of shares	—	—	(1,309,336)	(11,622)
Closing balance	1,697,538	557	21,797,490	279,869

	2017
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	9,012,675	98,189
Exercise of stock options	—	—	(308,614)	(22,661)
Closing balance	1,697,538	557	8,704,061	75,528

	2016
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	31,286,707	382,806
Repurchases	—	—	10,000,000	95,343
Exercise of stock options	—	—	(2,274,032)	(10,461)
Transfer of shares	—	—	(30,000,000)	(369,499)
Closing balance	1,697,538	557	9,012,675	98,189

Schedule of effects of interest changes in subsidiaries

	December 31, 2018
	Attributed to parent company’s	Non-controlling
	interest	interests	Total
(i) Other changes	—	(85,483)	(85,483)
Effects of interest changes in subsidiaries	—	(85,483)	(85,483)

	December 31, 2017
	Attributed to parent company’s	Non-controlling
	interest	interests	Total
(i) Other changes	—	(21,698)	(21,698)
Effects of interest changes in subsidiaries	—	(21,698)	(21,698)

	December 31, 2016
	Attributed to parent company’s	Non-controlling
	interest	interests	Total
(i) Other changes	—	(6,405)	(6,405)
Effects of interest changes in subsidiaries	—	(6,405)	(6,405)

(i)Other changes in subsidiaries without losing control, which may include among others, capital increases, other acquisitions of interests and dilutions of any nature.

Schedule of dividend amounts considered as distributed using the balance of the Investments and Working Capital Reserve

	2018	2017	2016
Net income (loss)	2,303,868	(359,360)	(2,890,811)
Constitution of legal reserve	(115,193)	—	—
Constitution of the tax incentives reserve	(17,051)	—	—
Net income (loss) before dividends and interest on capital	2,171,624	(359,360)	(2,890,811)
Dividends and interest on capital	(765,339)	—	—
Net income (loss) before constitution of investments and working capital reserve	1,406,285	(359,360)	(2,890,811)
Constitution of investments and working capital reserve	(1,406,285)	—	—
Absorption of net loss by investments and working capital reserve	—	359,360	2,890,811

Schedule of dividends and interest on capital

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2018	2017	2016
1st quarter	Interest	0.08	1,701,894	05/21/2018	06/01/2018	136,152	—	—
2nd quarter	Interest	0.14	1,702,095	08/21/2018	08/31/2018	238,293	—	—
2nd quarter	Dividends					—	34,184	51,225
3rd quarter	Dividends	0.13	1,702,138	11/21/2018	12/03/2018	221,278	51,278	34,152
4th quarter	Dividends	0.10	1,696,164	03/06/2019	03/18/2019	169,616	51,020	—
Interest and Dividends						765,339	136,482	85,377
Credit per share (R$)						0.45	0.08	0.05